Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 99.2%
Aerospace & Defense - 0.7%
Huntington Ingalls Industries, Inc.	134	$18,860
Raytheon Technologies Corp.	925	53,225
Teledyne Technologies, Inc.*	358	111,055
		183,140
Air Freight & Logistics - 1.5%
Deutsche Post AG	3,615	164,902
United Parcel Service, Inc., Class B	1,202	200,289
		365,191
Auto Components - 0.2%
Bridgestone Corp.	400	12,573
Linamar Corp.	1,200	35,584
		48,157
Automobiles - 2.2%
General Motors Co.	1,290	38,171
Honda Motor Co. Ltd.	6,000	140,633
Subaru Corp.	4,100	78,946
Tesla, Inc.*	393	168,601
Thor Industries, Inc.	401	38,199
Toyota Motor Corp.	1,300	85,394
		549,944
Banks - 3.2%
Banco Santander SA	3,994	7,492
Bank of America Corp.	2,057	49,553
BNP Paribas SA*	1,446	52,523
Citigroup, Inc.	3,592	154,851
DBS Group Holdings Ltd.	8,400	122,514
Intesa Sanpaolo SpA*	67,910	127,654
Royal Bank of Canada	900	62,992
Signature Bank/New York NY	543	45,064
Wells Fargo & Co.	3,578	84,119
Western Alliance Bancorp	2,552	80,694
		787,456
Beverages - 1.4%
Constellation Brands, Inc., Class A	638	120,907
Diageo PLC	415	14,218
Monster Beverage Corp.*	2,490	199,698
		334,823
Biotechnology - 3.1%
AbbVie, Inc.	2,326	203,734
Alexion Pharmaceuticals, Inc.*	1,101	125,987
Biogen, Inc.*	510	144,677
Gilead Sciences, Inc.	1,663	105,085
Sarepta Therapeutics, Inc.*	37	5,196
Vertex Pharmaceuticals, Inc.*	621	168,987
		753,666
Building Products - 0.6%
Johnson Controls International PLC	164	6,700
Masco Corp.	2,416	133,194
		139,894

	Shares/ Principal	Fair Value

Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	481	$16,518
CME Group, Inc.	952	159,279
Euronext NV(a)	33	4,137
MarketAxess Holdings, Inc.	127	61,162
S&P Global, Inc.	664	239,438
		480,534
Chemicals - 2.1%
Axalta Coating Systems Ltd.*	4,346	96,351
CF Industries Holdings, Inc.	2,172	66,702
Corteva, Inc.	2,483	71,535
Linde PLC	116	27,623
Mitsubishi Chemical Holdings Corp.	3,500	20,088
Mosaic Co. (The)	584	10,670
Sherwin-Williams Co. (The)	308	214,596
Yara International ASA	208	7,992
		515,557
Commercial Services & Supplies - 0.9%
Brambles Ltd.	17,478	131,412
Dai Nippon Printing Co. Ltd.	300	6,044
Toppan Printing Co. Ltd.	5,200	72,828
		210,284
Consumer Finance - 0.6%
Synchrony Financial	5,306	138,858

Containers & Packaging - 0.1%
Toyo Seikan Group Holdings Ltd.	2,900	28,635

Diversified Consumer Services - 0.2%
Benesse Holdings, Inc.	1,200	30,759
frontdoor, Inc.*	443	17,237
		47,996
Diversified Financial Services - 1.7%
Investor AB, Class B	2,271	148,947
ORIX Corp.	11,200	138,501
Voya Financial, Inc.	2,651	127,063
		414,511
Diversified Telecommunication - 0.2%
Liberty Global PLC, Class C*	2,002	41,111
Nippon Telegraph & Telephone Corp.	800	16,299
		57,410
Electric Utilities - 0.8%
CLP Holdings Ltd.	500	4,645
Enel SpA	14,534	126,427
Entergy Corp.	728	71,730
Kansai Electric Power Co., Inc. (The)	300	2,900
Shikoku Electric Power Co., Inc.	400	3,047
		208,749
Electrical Equipment - 2.0%
AMETEK, Inc.	1,327	131,904
Mitsubishi Electric Corp.	3,200	43,104

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Prysmian SpA	2,788	$81,211
Schneider Electric SE	1,767	219,743
Signify NV*,(a)	530	19,627
		495,589
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc.*	274	21,553
Jabil, Inc.	334	11,443
Macnica Fuji Electronics Holdings, Inc.	800	14,517
Omron Corp.	100	7,752
SYNNEX Corp.	971	135,998
		191,263
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	5,071	78,905
TechnipFMC PLC	3,355	21,170
Toyo Kanetsu KK	400	8,600
		108,675
Entertainment - 3.6%
Activision Blizzard, Inc.	1,346	108,959
DeNA Co. Ltd.	1,400	25,631
Electronic Arts, Inc.*	501	65,335
Konami Holdings Corp.	3,100	133,365
Netflix, Inc.*	313	156,509
Nexon Co. Ltd.	2,400	59,630
Spotify Technology SA*	336	81,503
Take-Two Interactive Software, Inc.*	757	125,072
Walt Disney Co. (The)	89	11,043
Zynga, Inc., Class A*	13,747	125,373
		892,420
Equity Real Estate Investment - 3.4%
American Tower Corp.	270	65,267
Camden Property Trust	395	35,147
CoreSite Realty Corp.	522	62,055
Duke Realty Corp.	95	3,505
Equity LifeStyle Properties, Inc.	1,864	114,263
Extra Space Storage, Inc.	125	13,374
First Industrial Realty Trust, Inc.	520	20,696
Healthcare Trust of America, Inc., Class A	155	4,030
Invitation Homes, Inc.	4,821	134,940
Lamar Advertising Co., Class A	1,170	77,419
Mid-America Apartment Communities, Inc.	36	4,174
Prologis, Inc.	375	37,732
SBA Communications Corp.	495	157,648
Sun Communities, Inc.	608	85,491
VEREIT, Inc.	3,727	24,226
		839,967
Food & Staples Retailing - 3.1%
Alimentation Couche-Tard, Inc., Class B	4,500	156,216

	Shares/ Principal	Fair Value

Food & Staples Retailing (continued)
Costco Wholesale Corp.	663	$235,365
Koninklijke Ahold Delhaize NV	4,876	144,375
Walmart, Inc.	1,703	238,267
		774,223
Food Products - 0.5%
Archer-Daniels-Midland Co.	1,988	92,422
Nestle SA	65	7,736
Orkla ASA	577	5,820
Tingyi Cayman Islands Holding Corp.	4,000	7,050
		113,028
Health Care Equipment & Supplies - 2.7%
Cooper Cos., Inc. (The)	187	63,042
Edwards Lifesciences Corp.*	2,292	182,947
Eiken Chemical Co. Ltd.	400	8,021
Fisher & Paykel Healthcare Corp. Ltd.	457	10,050
Hologic, Inc.*	830	55,170
Medtronic PLC	885	91,969
Sonova Holding AG*	430	109,331
West Pharmaceutical Services, Inc.	507	139,374
		659,904
Health Care Providers & Services - 2.7%
Anthem, Inc.	618	165,989
Cardinal Health, Inc.	60	2,817
Cigna Corp.	229	38,795
H.U. Group Holdings, Inc.	200	5,329
HCA Healthcare, Inc.	1,165	145,252
Humana, Inc.	220	91,056
McKesson Corp.	351	52,275
Sonic Healthcare Ltd.	1,998	47,487
Universal Health Services, Inc., Class B	1,206	129,066
		678,066
Health Care Technology - 0.5%
M3, Inc.	2,100	129,347
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc.*	110	136,808
Domino's Pizza, Inc.	306	130,136
McDonald's Holdings Co. Japan Ltd.	200	9,703
NagaCorp Ltd.	10,000	11,884
		288,531
Household Durables - 0.5%
DR Horton, Inc.	1,180	89,243
PulteGroup, Inc.	765	35,412
		124,655
Household Products - 1.3%
Colgate-Palmolive Co.	128	9,875
Essity AB, Class B*	1,098	37,148
Procter & Gamble Co. (The)	1,955	271,726
		318,749

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	883	$16,653
Industrial Conglomerates - 0.0%†
General Electric Co.	1,737	10,822

Insurance - 3.5%
Allianz SE	627	120,302
Allstate Corp. (The)	1,518	142,905
American Financial Group, Inc./OH	1,344	90,021
Aon PLC, Class A	447	92,216
Aviva PLC	17,409	64,301
Brighthouse Financial, Inc.*	2,139	57,561
First American Financial Corp.	1,073	54,626
Globe Life, Inc.	144	11,506
Ia Financial Corp., Inc.	200	6,940
Legal & General Group PLC	6,769	16,482
Lincoln National Corp.	204	6,391
Manulife Financial Corp., Class Common Subscription Receipt	9,400	130,330
Old Republic International Corp.	679	10,008
Primerica, Inc.	105	11,880
T&D Holdings, Inc.	1,000	9,779
Zurich Insurance Group AG	138	48,170
		873,418
Interactive Media & Services - 6.0%
Alphabet, Inc., Class A*	214	313,638
Alphabet, Inc., Class C*	248	364,461
Facebook, Inc., Class A*	1,618	423,754
Pinterest, Inc., Class A*	2,591	107,553
Scout24 AG(a)	1,469	128,335
Z Holdings Corp.	20,900	138,436
		1,476,177
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	253	796,629
boohoo Group PLC*	2,364	11,476
eBay, Inc.	2,946	153,487
Etsy, Inc.*	24	2,919
Moneysupermarket.com Group PLC	7,187	24,826
		989,337
IT Services - 5.6%
Black Knight, Inc.*	1,272	110,728
Cognizant Technology Solutions Corp., Class A	194	13,467
Euronet Worldwide, Inc.*	132	12,025
Fidelity National Information Services, Inc.	409	60,209
FleetCor Technologies, Inc.*	265	63,096
Fujitsu Ltd.	1,500	203,828
Gartner, Inc.*	477	59,601
International Business Machines Corp.	1,503	182,870

	Shares/ Principal	Fair Value

IT Services (continued)
NEC Corp.	2,600	$151,275
Nomura Research Institute Ltd.	200	5,866
PayPal Holdings, Inc.*	1,589	313,081
TIS, Inc.	2,700	57,004
VeriSign, Inc.*	754	154,457
		1,387,507
Leisure Products - 0.1%
Sankyo Co. Ltd.	900	23,496
Sega Sammy Holdings, Inc.	1,000	12,110
		35,606
Life Sciences Tools & Services - 2.2%
Eurofins Scientific SE*	93	73,657
Gerresheimer AG	78	8,730
IQVIA Holdings, Inc.*	359	56,589
Lonza Group AG	301	186,284
Mettler-Toledo International, Inc.*	83	80,157
PerkinElmer, Inc.	425	53,342
Sartorius Stedim Biotech	90	31,092
Tecan Group AG	95	47,461
		537,312
Machinery - 0.8%
AGCO Corp.	45	3,342
CNH Industrial NV*	6,739	52,536
FANUC Corp.	700	133,459
Techtronic Industries Co. Ltd.	500	6,555
		195,892
Media - 0.0%†
Liberty Broadband Corp., Class C*	28	4,000

Metals & Mining - 2.9%
Anglo American PLC	4,147	100,566
Aurubis AG	199	13,567
Barrick Gold Corp.	2,500	69,998
BHP Group PLC	915	19,563
Boliden AB	3,243	96,638
Dowa Holdings Co. Ltd.	300	8,756
Fortescue Metals Group Ltd.	11,026	128,817
Rio Tinto Ltd.	998	67,469
Rio Tinto PLC, ADR	2,988	180,445
Sumitomo Metal Mining Co. Ltd.	100	3,075
Wheaton Precious Metals Corp.	300	14,673
		703,567
Mortgage Real Estate Investment - 0.3%
Starwood Property Trust, Inc.	4,236	63,921

Multiline Retail - 1.5%
B&M European Value Retail SA	676	4,324
Izumi Co. Ltd.	200	7,249
Pan Pacific International Holdings Corp.	1,300	30,181
Target Corp.	1,197	188,432

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Multiline Retail (continued)
Wesfarmers Ltd.	4,524	$144,035
		374,221
Multi-Utilities - 0.8%
Atco Ltd./Canada, Class I	400	11,526
DTE Energy Co.	475	54,644
MDU Resources Group, Inc.	958	21,555
Public Service Enterprise Group, Inc.	1,878	103,121
		190,846
Oil, Gas & Consumable Fuels - 0.9%
BP PLC, ADR	672	11,733
Canadian Natural Resources Ltd.	2,300	36,745
Enbridge, Inc.	2,300	66,981
Santos Ltd.	974	3,407
TC Energy Corp.	2,100	87,883
Valero Energy Corp.	337	14,599
		221,348
Personal Products - 0.3%
Herbalife Nutrition Ltd.*	1,001	46,696
Unilever PLC, ADR	460	28,373
		75,069
Pharmaceuticals - 4.7%
Astellas Pharma, Inc.	7,600	112,851
Bristol Myers Squibb Co.	473	28,517
Elanco Animal Health, Inc.*	925	25,835
Johnson & Johnson	570	84,862
Merck & Co., Inc.	304	25,217
Mylan NV*	2,762	40,960
Novartis AG	1,719	149,513
Novo Nordisk A/S, Class B	2,148	148,671
Roche Holding AG	678	232,568
Roche Holding AG	167	57,475
Sanofi	529	52,933
Shionogi & Co. Ltd.	300	16,002
Zoetis, Inc.	1,051	173,804
		1,149,208
Professional Services - 1.8%
Adecco Group AG	1,760	93,254
Experian PLC	1,380	52,095
IHS Markit Ltd.	146	11,462
RELX PLC	2,021	45,096
Teleperformance	50	15,456
Thomson Reuters Corp.	1,800	143,191
TransUnion	1,090	91,702
		452,256
Real Estate Management & Development - 0.0%†
Sun Hung Kai Properties Ltd.	500	6,374

Road & Rail - 1.5%
Old Dominion Freight Line, Inc.	730	132,071

	Shares/ Principal	Fair Value

Road & Rail (continued)
Union Pacific Corp.	1,179	$232,110
		364,181
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	403	33,042
Analog Devices, Inc.	733	85,570
Applied Materials, Inc.	1,340	79,663
ASM International NV	881	126,400
ASML Holding NV	27	9,964
BE Semiconductor Industries NV	532	22,827
Dialog Semiconductor PLC*	111	4,842
Intel Corp.	2,790	144,466
Lam Research Corp.	454	150,615
Megachips Corp.	200	5,439
NVIDIA Corp.	20	10,824
Rohm Co. Ltd.	700	53,729
Siltronic AG	39	3,504
STMicroelectronics NV	865	26,627
Texas Instruments, Inc.	851	121,514
		879,026
Software - 6.8%
Adobe, Inc.*	531	260,418
Microsoft Corp.	4,598	967,097
Oracle Corp.	762	45,492
salesforce.com, Inc.*	362	90,978
ServiceNow, Inc.*	220	106,700
Workday, Inc., Class A*	660	141,986
Xero Ltd.*	151	10,904
Zoom Video Communications, Inc., Class A*	97	45,601
		1,669,176
Specialty Retail - 2.1%
Dick's Sporting Goods, Inc.	1,250	72,350
Home Depot, Inc. (The)	60	16,662
K's Holdings Corp.	6,600	88,809
Lowe's Cos., Inc.	1,230	204,008
Shimachu Co. Ltd.	700	23,581
Yamada Denki Co. Ltd.	24,500	121,653
		527,063
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	10,122	1,172,229

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	135	16,948

Thrifts & Mortgage Finance - 0.0%†
Paragon Banking Group PLC	1,030	4,434

Tobacco - 0.7%
British American Tobacco PLC	307	11,024
Imperial Brands PLC	4,825	85,301
Japan Tobacco, Inc.	4,600	83,692
		180,017

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Trading Companies & Distributors - 0.1%

ITOCHU Corp.	300	$7,633
Marubeni Corp.	600	3,380
Rexel SA*	1,105	13,917
		24,930
Total Common Stocks (Cost - $21,051,429)		24,480,760
Short-Term Investments - 0.1%
Money Market Funds - 0.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(b) (Cost - $18,182)	18,182	18,182

Total Investments - 99.3% (Cost - $21,069,611)		$24,498,942
Other Assets Less Liabilities - Net 0.7%		168,202
Total Net Assets - 100.0%		$24,667,144

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $152,099 or 0.6% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company